Submission	Oct. 01, 2024
Submission [Line Items]
Central Index Key	0001935979
Registrant Name	Biohaven Ltd.
Registration File Number	333-274822
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES